Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya SmallCap Opportunities Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 2000® Growth Index 1 Yr		Class A Russell 2000® Growth Index 5 Yrs		Class A Russell 2000® Growth Index 10 Yrs		Class A Russell 2000® Growth Index Since Inception	Class A Russell 2000® Index 1 Yr		Class A Russell 2000® Index 5 Yrs		Class A Russell 2000® Index 10 Yrs		Class A Russell 2000® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 2000® Growth Index 1 Yr		Class C Russell 2000® Growth Index 5 Yrs		Class C Russell 2000® Growth Index 10 Yrs		Class C Russell 2000® Growth Index Since Inception	Class C Russell 2000® Index 1 Yr		Class C Russell 2000® Index 5 Yrs		Class C Russell 2000® Index 10 Yrs		Class C Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Growth Index 1 Yr		Class I Russell 2000® Growth Index 5 Yrs		Class I Russell 2000® Growth Index 10 Yrs		Class I Russell 2000® Growth Index Since Inception	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 2000® Growth Index 1 Yr		Class R Russell 2000® Growth Index 5 Yrs		Class R Russell 2000® Growth Index 10 Yrs	Class R Russell 2000® Growth Index Since Inception		Class R Russell 2000® Index 1 Yr		Class R Russell 2000® Index 5 Yrs		Class R Russell 2000® Index 10 Yrs	Class R Russell 2000® Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Growth Index 1 Yr		Class R6 Russell 2000® Growth Index 5 Yrs		Class R6 Russell 2000® Growth Index 10 Yrs		Class R6 Russell 2000® Growth Index Since Inception	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 2000® Growth Index 1 Yr		Class W Russell 2000® Growth Index 5 Yrs		Class W Russell 2000® Growth Index 10 Yrs		Class W Russell 2000® Growth Index Since Inception	Class W Russell 2000® Index 1 Yr		Class W Russell 2000® Index 5 Yrs		Class W Russell 2000® Index 10 Yrs		Class W Russell 2000® Index Since Inception
Total	17.78%	5.14%	11.01%		Jun. 05, 1995	17.78%	2.89%	9.41%		10.07%	3.40%	8.95%		28.48%	[1]	9.34%	[1]	13.01%	[1]	[1]	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]	23.01%	5.59%	10.83%		Jun. 05, 1995	28.48%	[1]	9.34%	[1]	13.01%	[1]	[1]	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]	25.37%	6.73%	12.05%		Apr. 01, 1999	28.48%	[1]	9.34%	[1]	13.01%	[1]	[1]	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]	24.65%	6.13%		10.98%	Aug. 05, 2011	28.48%	[1]	9.34%	[1]	[1]	13.18%	[1]	25.52%	[1]	8.23%	[1]	[1]	12.18%	[1]	25.50%	6.86%	12.13%		May 31, 2013	28.48%	[1]	9.34%	[1]	13.01%	[1]	[1]	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]	25.29%	6.67%	11.95%		Dec. 17, 2007	28.48%	[1]	9.34%	[1]	13.01%	[1]	[1]	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.